Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
NOTE 8 —DEBT
U.S. Small Business Administration (SBA) Loan
As of the Merger Closing Date, AxoBio had an outstanding loan with the SBA with total principal and accrued interest outstanding of $2,000,000 and $113,476, respectively (the “SBA Loan”). Interest under the SBA Loan accrues at a simple interest rate of 3.75% annually on funds outstanding as of the anniversary date of the initial borrowing. A monthly payment in the amount of $9,953 began in December 2023 and continues for a total of 30 years. As of December 31, 2023, there was outstanding principal and accrued interest of $2,000,000 and $134,961, respectively. As of December 31, 2023, there was unamortized debt discount of $494,930. In connection with the AxoBio Acquisition, the SBA Loan was adjusted to fair value, which, excluding accrued interest, was determined to be $1,498,000. The difference in the outstanding principal and fair value of $502,000 was recorded as debt discount and is accreted over the remaining term of the loan using the effective interest method. For the three months ended March 31, 2024, the Company incurred interest expense and amortization of debt discount of $17,571 and $4,242, respectively. The SBA Loan and related accrued interest are classified as a component of assets available for sale in the accompanying unaudited condensed consolidated balance sheets, and the related interest expense and amortization of debt discount are classified as a component of discontinued operations in the accompanying unaudited condensed consolidated statements of operations.
Related Party Loans
As of the Merger Closing Date, AxoBio had several promissory notes outstanding to Burns Ventures, LLC (the “Burns Notes”) with total principal outstanding of $5,610,000. The owner of Burns Ventures LLC was a former stockholder of AxoBio. Interest on the Burns Notes is payable quarterly at a fixed interest rate of 7.00%. The Burns Notes require no monthly payments and are due in full at maturity date on December 31, 2024. As of December 31, 2023, the Burns Notes had outstanding principal and accrued interest of $5,610,000 and $98,982, respectively, and interest expense totaled $89,448 for the three months ended March 31, 2024. The Burns Notes and related accrued interest are classified as a component of assets available for sale in the accompanying unaudited condensed consolidated balance sheet, and the related interest expense is classified as a component of discontinued operations in the accompanying unaudited condensed consolidated statements of operations.

2023 Promissory Notes
During the year ended December 31, 2023, the Company received proceeds of $848,500 from 26 zero coupon Promissory Notes (the “Promissory Notes”). Four of the Promissory Notes were from related parties and represented $100,000 of the borrowings. The Promissory Notes have a maturity date of one year from the date of issuance. The principal of the Promissory Notes is due in full at maturity. All Promissory Notes had a proportionate number of warrants issued in connection with the issuance of the Promissory Notes. There were 16,489 Common Stock warrants issued in connection with the Promissory Notes with a fair value of $55,062. The warrants vested immediately and have a term of 5 years and exercise prices ranging from $11.50 to $14.30. The fair value of the warrants was recorded as debt discount and is amortized over the term of the loans using the effective interest method. As of March 31, 2024, there was outstanding principal and unamortized debt discount of $473,500 and $6,081, respectively. Debt discount amortization during the three months ended March 31, 2024 and 2023 was $13,468 and $703, respectively. Pursuant to the terms of the Promissory Notes, the Board elected to repay all maturities of the Promissory Notes in shares of Common Stock. During the three months ended March 31, 2024, the Company issued 115,820 shares of Common Stock related to the maturity of Promissory Notes with a principal value of $375,000.
Insurance Premium Financing
The Company has entered into agreements with third parties, whereby it financed a total of $1,043,018 of premiums on certain of its insurance policies (the “Premium Financing Programs”). The Premium Financing Programs accrue interest between 8.99% and 9.99% and have a total monthly payments of $119,833, with the last payment due in March 2025. The remaining principal outstanding on these loans was $263,921 as of March 31, 2024 and interest expense totaled $11,566 for the three months ended March 31, 2024.
January 2022 Convertible Notes
On January 19, 2022, the Company issued two senior secured convertible notes (the “Convertible Notes”) of $1,111,111 each to two investors (the “Holders”), due on January 19, 2023. The Convertible Notes bore interest at 10% (18% upon default). The Company was required to make monthly interest payments for the interest incurred and required monthly principal payments of $158,730 beginning on July 19, 2022. The Convertible Notes were collateralized by all assets (including current and future intellectual property) of Legacy Carmell. The Convertible Notes were issued with a 10% discount and were subject to an 8% commission due to the underwriter. These fees were recorded as debt discount. In addition, each of the Holders received warrants to subscribe for and purchase up to 155,412 shares of Common Stock (the “Convertible Note Warrants”). Each Convertible Note Warrant is exercisable at a price of $0.16 per warrant share, vested immediately, and has a term of five years. The fair value of the Convertible Note Warrants at the time of issuance was $409,483, which was recorded as debt discount. The Convertible Notes are convertible at the option of the Holders into shares of Common Stock at a fixed conversion price equal to the lesser of $3.57 per share and a 25% discount to the price of the Common Stock in a Qualified Offering (as adjusted, the “Conversion Price”). In the event units consisting of Common Stock and warrants are issued in a Qualified Offering, the Convertible Notes are convertible into Common Stock and warrants. If, at any time while the Convertible Notes are outstanding, the Company sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any sale, grant or any option to purchase or other disposition), any Common Stock or Common Stock equivalents entitling any person to acquire shares of Common Stock at an effective price per share that is lower than the then Conversion Price (such lower price, the “Base Conversion Price”), then the Conversion Price shall be reduced to equal the Base Conversion Price. Such adjustments are to be made whenever such Common Stock or Common Stock equivalents are issued. Multiple events have triggered the down-round feature of the base conversion price. As of December 31, 2022, the Base Conversion Price was $1.79.
The conversion feature within the Convertible Notes met the requirements to be treated as a derivative. Accordingly, the Company estimated the fair value of the Convertible Notes derivative using the Monte Carlo Method as of the date of issuance. The fair value of the derivative was determined to be $1,110,459 at the time of issuance and was recorded as a liability with an offsetting amount recorded as a debt discount. The derivative is revalued at the end of each reporting period, and any change in fair value is recorded as a gain or loss in the unaudited condensed consolidated statements of operations.
Proceeds from the sales of the Convertible Notes with Convertible Note Warrants were allocated to the two elements based on the relative fair value of the Convertible Notes without the warrants and the warrants themselves at the time of issuance. The total amount allocated to the Convertible Note Warrants was $409,483 and accounted for as paid-in

capital. The discount amount was calculated by determining the aggregate fair value of the warrants using the Black-Scholes option pricing model.
On July 19, 2022, Carmell defaulted on the Convertible Notes. Under the terms of the Convertible Notes, upon an event of default, there would be a 25% increase to the outstanding principal, in addition to the interest rate increasing from 10% to 18%. Upon the event of default, the unamortized debt discount of $958,899 was accelerated and expensed, and the 25% increase in outstanding principal of $555,556 was recorded as interest expense.

An Agreement Subsequent to the Notice of Acceleration
On November 2, 2022, Carmell received a letter (“Notice of Acceleration”) from one of the Holders, notifying it of an Event of Default under the Convertible Notes. Carmell and Alpha entered into an agreement with such Holder, Puritan Partners LLC (“Puritan”), in connection with the Notice of Acceleration on December 19, 2022. Pursuant to this agreement, Alpha and Carmell each represented and warranted to Puritan that (i) it intended to enter into the Business Combination, (ii) there would be no conditions to closing relating to Alpha or its affiliates delivering a certain amount of cash to the Company at closing of the Business Combination (the “Closing”), (iii) the only conditions to the closing of the Business Combination were as set forth in Sections 6.1 through Section 6.3 of the Business Combination Agreement, (iv) upon entering into such Business Combination Agreement, such parties would have a commitment letter from a third party to provide capital in an amount sufficient to the surviving company of the Business Combination to, among other things, repay all amounts due and owing at such time to Puritan at the closing, (v) the equity valuation ascribed to Carmell in the Business Combination Agreement was $150,000,000, and (vi) such Business Combination Agreement shall not place any restrictions on Puritan’s ability to transfer any of its securities, including, without limitation, the shares underlying its Convertible Note Warrants. Carmell agreed it would not pay any other debtholder on account of interest or principal during the forbearance period.
Based on the representations and warranties, and agreements above and in consideration of Carmell’s agreement to pay Puritan at the closing of the Business Combination (i) the outstanding principal amount, plus accrued interest, late fees and all other amounts then owed as specified in the Convertible Notes and (ii) 25,000 freely tradeable shares of Common Stock (not subject to lock-up

or any other restrictions on transfer) at a price of $10.00 per share (i.e., the price per share of Common Stock to the equity holders of Carmell in the Business Combination), Puritan withdrew and rescinded the Notice of Acceleration, and such Notice of Acceleration was deemed null and void and had no further force or effect. Puritan further agreed that, based on the representations and warranties, and agreements contained in such agreement, it shall not issue any further notices of acceleration or default notices under the Convertible Notes, seek repayment of any amounts due under the Convertible Notes, or seek to exercise any other remedies contained in the Convertible Notes and other related agreements in regard to non-payment

of the Convertible Notes from the date of the Notice of Acceleration until June 30, 2023.
On the closing of the Business Combination, the Company repaid $2,649,874 to the Holders, which represented the original principal amount of the Convertible Notes plus accrued interest at a rate of 25%, which the Company believes is the maximum rate permissible under New York State usury laws. In addition, the Company issued Puritan 25,000 freely tradeable shares of Common Stock. Following the closing of the Business Combination, both Holders have provided notice to the Company demanding additional payment of principal and interest on the Convertible Notes in an approximate amount of $600,000 per each Holder at the closing of the Business Combination with additional interest thereon. In the case of Puritan, following the Business Combination, Puritan alleged that the Business Combination constituted a “Fundamental Transaction” under the terms of the Convertible Note Warrants, resulting in a purported right for Puritan to require the Company to repurchase such Convertible Note Warrants at a purchase price equal to the Black-Scholes Value of the unexercised portion of such Convertible Note Warrants as of the closing of the Business Combination. Puritan calculated the cash amount of such repurchase to be $1,914,123. The Company believes that this calculation is inaccurate. The other Holder demanded to be provided its share of the Convertible Note Warrants. Puritan has also asserted damages in connection with the timing of the issuance to it of 25,000 freely tradeable shares of Common Stock. The Company believes that it provided freely tradeable shares to Puritan at the same time as other Legacy Carmell stockholders. Puritan’s total claims, inclusive of the amounts paid at the Closing Date, exceed $4,050,000 in connection with a loan for which the Company received $1,000,000. Management of the Company believes that its obligations under the Convertible Notes and Convertible Note Warrants have been satisfied and that no additional payments are due to the Holders, and the Company has conveyed its position to the Holders. There can be no assurance that these or similar matters will not result in expensive arbitration, litigation or other dispute resolution, which may not be resolved in our favor and may adversely impact our financial condition (see Note 10—Commitments and Contingencies).

NOTE 8 —DEBT
U.S. Small Business Administration (SBA) Loan
As of the Merger Closing Date, AxoBio had an outstanding loan with the SBA with total principal and accrued interest outstanding of $2,000,000 and $113,476, respectively (the “SBA Loan”). Interest under the SBA Loan accrues at a simple interest rate of 3.75% annually on funds outstanding as of the anniversary date of the initial borrowing. A monthly payment in the amount of $9,953 began in December 2023 and continues for a total of 30 years. As of December 31, 2023, there was outstanding principal and accrued interest of $2,000,000 and $134,961, respectively. As of December 31, 2023, there was unamortized debt discount of $494,930. In connection with the AxoBio Acquisition, the SBA Loan was adjusted to fair value, which, excluding accrued interest, was determined to be $1,498,000. The difference in the outstanding principal and fair value of $502,000 was recorded as debt discount and is accreted over the remaining term of the loan using the effective interest method. From the acquisition date through December 31, 2023, the Company incurred interest expense and amortization of debt discount of $31,438 and $7,070, respectively. The SBA Loan and related accrued interest are classified as a component of assets available for sale in the accompanying balance sheets, and the related interest expense is classified as a component of discontinued operations in the accompanying statements of operations.
Related Party Loans
As of the Merger Closing Date, AxoBio had several promissory notes outstanding to Burns Ventures, LLC (the “Burns Notes”) with total principal outstanding of $5,610,000. The owner of Burns Ventures LLC was a former stockholder of AxoBio. Interest on the Burns Notes is payable quarterly at a fixed interest rate of 7.00%. The Burns Notes require no monthly payments and are due in full at maturity date on December 31, 2024. As of December 31, 2023, the Burns Notes had outstanding principal and accrued interest of $5,610,000 and $98,982, respectively, and interest expense totaled $164,611 for the year ended December 31, 2023. The Burns Notes and related accrued interest are classified as a component of assets available for sale in the accompanying balance sheet, and the related interest expense is classified as a component of discontinued operations in the accompanying statements of operations.

2023 Promissory Notes
During the year ended December 31, 2023, the Company received proceeds of $848,500 from 26 zero coupon Promissory Notes (the “Notes”). Four of the Notes were from related parties and represented $100,000 of the borrowings. The Notes have a maturity date of one year from the date of issuance. The principal of the Notes is due in full at maturity. All Notes had a proportionate number of warrants issued in connection with the issuance of the Notes. There were 16,489 Common Stock warrants issued in connection with these Notes with a fair value of $55,062. The warrants vested immediately, have a term of 5 years, and exercise prices ranging from $11.50 to $14.30. The fair value of the warrants was recorded as debt discount and is amortized over the term of the loans using the effective interest method. As of December 31, 2023, there was $19,549 of unamortized debt discount. Debt discount amortization during the year ended December 31, 2023, was $33,513.
Premium Financing
In July 2023, the Company entered into an agreement with a third party, whereby the Company financed $1,011,480 of premiums on certain of its insurance policies. This financing agreement accrues interest at 8.99% and has a monthly payment of $117,072, with the last payment due in April 2024. Principal outstanding on this loan was $459,647 as of December 31, 2023 and interest expense totaled $33,527 for the year ended December 31, 2023.
Series 1 Convertible Notes
The Company issued Series 1 convertible notes (the “Series 1 Convertible Notes”) between July 9, 2018 and September 13, 2019, with an amended maturity date of July 9, 2023. The Series 1 Convertible Notes bore interest at 8%, had no monthly payments, and were due in full with a balloon payment on the maturity date. The Series 1 Convertible Notes contained an embedded conversion feature whereby the outstanding principal and accrued and unpaid interest are automatically convertible upon a qualified financing. The conversion feature of the Series 1 Convertible Notes met the definition of a derivative and was valued using the Monte Carlo model, with the fair value of the derivative recorded as a derivative liability (see Note 2) and debt discount at the time of issuance. On September 23, 2022, a qualified financing occurred, at which point all outstanding principal and accrued and unpaid interest were converted to shares of Series
C-2
convertible preferred stock (“Series
C-2
Preferred Stock”). The principal and interest converted was $6,109,560 and $1,829,865, respectively, which converted into 2,196,158 and 657,768 shares, respectively, at a ratio of $2.78 per share. The fair value of the shares issued was $15,595,283. The fair value of the derivative upon conversion was $1,938,481. The Company incurred interest expense of $356,196 and amortization of debt discount expense of $0 during the year ended December 31, 2022. The shares of Series
C-2
Preferred Stock were converted into Common Stock upon the closing of the Business Combination.
Series 2 Convertible Notes
The Company issued Series 2 convertible notes (the “Series 2 Convertible Notes”) between
September 25, 2019
and December 31, 2021, all with a maturity date of September 24, 2022. The Series 2 Convertible Notes bore interest at 8%, had no monthly payments, and were due in full with a balloon payment on the maturity date. The Series 2 Convertible Notes contained an embedded conversion feature whereby the outstanding principal and accrued and unpaid interest were convertible upon a qualified financing. The conversion feature of the Series 2 Convertible Notes met the definition of a derivative and was valued using the Monte Carlo model, with the fair value of the derivative recorded as a derivative liability (see Note 2) and debt discount at the time of issuance. On September 23, 2022, a qualified financing occurred, at which point all outstanding principal and accrued and unpaid interest was converted into shares of Series
C-2
Preferred Stock. The principal and interest converted was $3,965,455 and $629,920, respectively, which converted into 1,425,433 and 226,433 shares, respectively, at a ratio of $2.78 per share. The fair value of the shares issued was $5,717,377. The fair value of the derivative upon conversion was $1,122,002. The Company incurred interest expense of $222,906 and amortization of debt discount expense of $1,099,770 during the year ended December 31, 2022. The debt discount at the time of conversion was $57,921 which was written off as a loss on debt extinguishment. The shares of Series
C-2
Preferred Stock were converted into Common Stock upon the closing of the Business Combination.
Other Convertible Note
The Company issued a convertible note to an economic development fund for $50,000 on September 24, 2020. The note was non-interest
bearing, had no monthly payments, and was due in full with a balloon payment on June 23, 2025. The note contained an embedded conversion feature whereby the note holder could convert the shares at a discount in the event of a Qualified Financing or a change in control event. This conversion feature met the definition of a derivative and was valued using the Monte Carlo model, with the fair value of the derivative being recorded as a derivative liability (see Note 2) and debt discount at the time of issuance. On September 23, 2022, a Qualified Financing under the convertible note occurred, at which point all outstanding principal was converted to shares of Series
C-2
Preferred Stock. The principal converted was $50,000, which converted into 21,118 shares at a ratio of $2.37 per share. The fair value of the shares issued was $73,092. The fair value of the derivative upon conversion was $23,092. The debt discount at the time of conversion was $47,872, which was written off as a loss on debt extinguishment. During the year ended December 31, 2022, there was $1,206 of amortization of debt discount. The shares of Series
C-2
Preferred Stock were converted into Common Stock upon the closing of the Business Combination.

January 2022 Convertible Notes
On January 19, 2022, the Company issued two senior secured convertible notes (the “Convertible Notes”) of $1,111,111 each to two investors (“Holders”), due on January 19, 2023. The Convertible Notes bore interest at 10% (18% upon default). The Company was required to make monthly interest payments for the interest incurred and required monthly principal payments of $158,730 beginning on July 19, 2022. The Convertible Notes were collateralized by all assets (including current and future intellectual property) of Legacy Carmell. The Convertible Notes were issued with a 10% discount and were subject to an 8% commission due to the underwriter. These fees were recorded as debt discount. In addition, each of the Holders received warrants to subscribe for and purchase up to 155,412 shares of Common Stock (the “Convertible Note Warrants”). Each Convertible Note Warrant is exercisable at a price of $0.16 per warrant share and vested immediately and have a term of five years. The fair value of the Convertible Note Warrants at the time of issuance was $409,483, which was recorded as debt discount. The Convertible Notes are convertible at the option of the Holders into shares of Common Stock at a fixed conversion price equal to the lesser of $3.57 per share and a 25% discount to the price of the Common Stock in a Qualified Offering (as adjusted, the “Conversion Price”). In the event units consisting of Common Stock and warrants are issued in a Qualified Offering, the Convertible Notes are convertible into Common Stock and warrants. If, at any time while the Convertible Notes are outstanding, the Company sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any sale, grant or any option to purchase or other disposition), any Common Stock or Common Stock equivalents entitling any person to acquire shares of Common Stock at an effective price per share that is lower than the then Conversion Price (such lower price, the “Base Conversion Price”), then the Conversion Price shall be reduced to equal the Base Conversion Price. Such adjustments are to be made whenever such Common Stock or Common Stock equivalents are issued. Multiple events have triggered the down-round feature of the base conversion price. As of December 31, 2022, the Base Conversion Price was $1.79.
The conversion feature within the Convertible Notes met the requirements to be treated as a derivative. Accordingly, the Company estimated the fair value of the Convertible Notes derivative using the Monte Carlo Method as of the date of issuance. The fair value of the derivative was determined to be $1,110,459 at the time of issuance and was recorded as a liability with an offsetting amount recorded as a debt discount. The derivative is revalued at the end of each reporting period, and any change in fair value is recorded as a gain or loss in the consolidated statements of operations.
Proceeds from the sales of the Convertible Notes with Convertible Note Warrants were allocated to the two elements based on the relative fair value of the Convertible Notes without the warrants and the warrants themselves at the time of issuance. The total amount allocated to the Convertible Note Warrants was $409,483 and accounted for as paid-in
capital. The discount amount was calculated by determining the aggregate fair value of the warrants using the Black-Scholes Option Pricing Model.
On July 19, 2022, Carmell defaulted on the Convertible Notes. Under the terms of the Convertible Notes, upon an event of default, there would be a 25% increase to the outstanding principal, in addition to the interest rate increasing from 10% to 18%. Upon the event of default, the unamortized debt discount of $958,899 was accelerated and expensed, and the 25% increase in outstanding principal of $555,556 was recorded as interest expense in the consolidated statements of operations. For the year ended December 31, 2022, interest expense, including fees, on the Convertible Notes, excluding the 25% increase in the outstanding principal, was $570,312. For the year ended December 31, 2023, interest expense on the Convertible Notes, as calculated under GAAP, totaled $570,220, not accounting for the management of the Company’s belief that no additional payments are due to the Holders.
An Agreement Subsequent to the Notice of Acceleration
On November 2, 2022, Carmell received a letter (“Notice of Acceleration”) from one of the Holders, notifying it of an Event of Default. Carmell and Alpha entered into an agreement with Puritan Partners LLC, one of the Holders (“Puritan”), in connection with the Notice of Acceleration on December 19, 2022. Pursuant to this agreement, Alpha and Carmell each represented and warranted to Puritan that (i) it intended to enter into the Business Combination, (ii) there would be no conditions to closing relating to Alpha or its affiliates delivering a certain amount of cash to the Company at closing of the Business Combination (the “Closing”), (iii) the only conditions to Closing of the Business Combination were as set forth in Sections 6.1 through Section 6.3 of the Business Combination Agreement, (iv) upon entering into such Business Combination Agreement, such parties would have a commitment letter from a third party to provide capital in an amount sufficient to the surviving company to the Business Combination to, among other things, repay all amounts due and owing at such time to Puritan at the Closing, (v) the equity valuation ascribed to Carmell in the Business Combination Agreement is $150,000,000, and (vi) such Business Combination Agreement shall not place any restrictions on Puritan’s ability to transfer any of its securities, including, without limitation, the shares underlying its Convertible Note Warrants. Carmell agreed it would not pay any other debtholder on account of interest or principal during the forbearance period.
Based on the representations and warranties, and agreements above and in consideration of Carmell’s agreement to pay Puritan at the Closing (i) the outstanding principal amount, plus accrued interest, late fees and all other amounts then owed as specified in the Convertible Notes and (ii) 25,000 freely tradeable shares of Common Stock (not subject to lock-up
or any other restrictions on transfer) at a price of $10.00 per share (i.e., the price per share of Common Stock to the equity holders of Carmell in the Business Combination), Puritan withdrew and rescinded the Notice of Acceleration, and such Notice of Acceleration was deemed null and void and had no further force or effect. Puritan further agreed that, based on the representations and warranties, and agreements contained in such agreement, it shall not issue any further notices of acceleration or default notices under the Convertible Notes, seek repayment of any amounts due under the Convertible Notes, or seek to exercise any other remedies contained in the Convertible Notes and other related agreements in regard to non-payment
of the notes from the Effective Date until the June 30, 2023.
On the closing of the Business Combination, the Company repaid $2,649,874 to the Holders, which represented the original principal amount of the Convertible Notes plus accrued interest at a rate of 25%, which the Company believes is the maximum rate permissible under New York State usury laws. In addition, the Company issued Puritan 25,000 shares freely of tradeable Common Stock. Following the closing of the Business Combination, both Holders have provided notice to the Company demanding additional payment of principal and interest on the Convertible Notes in an approximate amount of $600,000 per each Holder at the closing of the Business Combination with additional interest thereon. In the case of Puritan, following the Business Combination, Puritan alleged that the Business Combination constituted a “Fundamental Transaction” under the terms of the Convertible Note Warrants, resulting in a purported right for Puritan to require the Company to repurchase such Convertible Note Warrants at a purchase price equal to the Black-Scholes Value of the unexercised portion of such Convertible Note Warrants as of the closing of the Business Combination. Puritan calculated the cash amount of such repurchase to be $1,914,123. The Company believes that this calculation is inaccurate. In the case of the other holder, that Holder demanded to be provided its share of the Convertible Note Warrants. Puritan has also asserted damages in connection with the timing of the issuance to it of 25,000 shares of freely tradeable common stock. The Company believes that it provided freely tradeable shares to Puritan at the same time as other Legacy Carmell shareholders. Puritan’s total claims inclusive of the amounts paid at Closing Date exceed $4,050,000 in connection with a loan for which the Company received approximately $1,000,000. Management of the Company believes that its obligations under the Convertible Notes and Convertible Note Warrants have been satisfied and that no additional payments are due to the Holders, and the Company has conveyed its position to the Holders. There can be no assurance that these or similar matters will not result in expensive arbitration, litigation or other dispute resolution, which may not be resolved in our favor and may adversely impact our financial condition (see Note 10).
Future Maturities of Debt
All of the Company’s outstanding debt as of December 31, 2023 matures and is payable in 2024.